Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					1 Months Ended									3 Months Ended
	Mar. 01, 2012	Jan. 29, 2011	Oct. 27, 2012	Oct. 14, 2012	Sep. 27, 2012	Jan. 28, 2012	Apr. 17, 2012 Committed to lease from January 29, 2012 to April 17, 2012 Leases	Apr. 30, 2012 Issuance of Equity	Mar. 31, 2012 Issuance of Equity	Feb. 29, 2012 Issuance of Equity	Mar. 01, 2012 Deferred Compensation, Share-based Payments	Mar. 01, 2012 Deferred Compensation, Share-based Payments Date of Modification Agreement	Mar. 01, 2012 Deferred Compensation, Share-based Payments Unvested restricted stock	Mar. 01, 2012 Deferred Compensation, Share-based Payments Performance Based Vesting Schedule	Mar. 31, 2012 Employee Stock	Jan. 10, 2013 Subsequent Event Leases
Subsequent Event [Line Items]
Number of store leases							18									16
Exercise of warrants to purchase common stock, shares								10,380	2,595	10,034
Issuance of options to purchase common stock, shares	2,020,620	2,020,620
Percentage of shares vested	33.00%										33.00%
Percentage of remaining shares vested	67.00%										67.00%
Estimated total future compensation expense											$ 17,600	$ 5,400
Options to purchase common stock, granted shares													1,010,310
Options to purchase common stock, canceled shares														1,010,310
Issuance of warrant to purchase common stock, shares	11,245														395,132
Issuance of warrant to purchase common stock, price per share	11.21			13.235902637											11.22
Average lease period																10 years
Future minimum lease payment			$ 311,224		$ 16,725	$ 268,047										$ 24,000